STOCKHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2011
STOCKHOLDERS' DEFICIT:
STOCKHOLDERS' EQUITY
NOTE L – STOCKHOLDERS' EQUITY

Stock Split

In August 2011, the Company reincorporated under the laws of the State of Nevada. In connection with the reincorporation, the Company became authorized to issue 120,000,000 shares, of which 100,000,000 shares are designated as common stock, $0.001 par value, and 20,000,000 shares are designated as preferred stock, $0.001 par value. All share and per share amounts for all periods presented in these financial statements and notes thereto, have been adjusted retroactively, where applicable, to reflect the reverse stock split.

Common Stock:

During the six months ended June 30, 2011 and 2010, the Company granted 112,500 shares and 36,000 shares of its Common Stock to non-employees for their services. These shares were recorded at their then fair value of $225,000 and $42,107, respectively.

During the six months ended June 30, 2011, the Company issued 160,500 common shares and received gross proceeds of $321,000. No offering costs were incurred.

Preferred Stock:

In August 2011, the Company converted all of its outstanding Convertible Preferred Stock into 906,609 shares of the Company’s Common Stock.